Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Other NEOs (1)	Average Compensation Actually Paid to Other NEOs (2)	Cumulative Total Shareholder Return (3)	Peer Group Cumulative Total Shareholder Return (4)	Net Income (Millions) (5)	Company-Selected Measure: Net Revenue (Millions) (6)
2022	$2,278,951	$2,075,757	$6,477,346	$5,788,737	$87	$114	$(93)	$537.840
2021	$1,179,283	$(31,518,263)	$5,653,771	$(12,875,003)	$89	$126	$(58)	$535.031
2020	$8,956,704	$53,324,965	$7,398,969	$44,401,582	$205	$126	$20	$494.366

Company Selected Measure Name	Net Revenue
Named Executive Officers, Footnote [Text Block]	Mr. Danziger is our PEO for each year represented. The other named executive officers represented in the Other NEO average amounts above are:
• 2022: Ms. Cordova, Mr. Groenhuysen, Mr. Leonard and Mr. Shah
• 2021: Ms. Cordova, Mr. Groenhuysen, Todd Longsworth and Mr. Shah
• 2020: Mr. Doyle, Ms. Cordova, Mr. Groenhuysen, Mr. Longsworth and Mr. Shah

Peer Group Issuers, Footnote [Text Block]	The peer group represented is the NASDAQ Biotechnology Index Index which is the peer group represented in Part II, Item 5, Market for Registrant’s Common Equity, Related Stockholder Matters and Issuer Purchases of Equity Securities of our Annual Report. The Cumulative TSR for the peer group reflects weighting of each constituent company’s TSR by its stock market capitalization.
PEO Total Compensation Amount	$ 2,278,951	$ 1,179,283	$ 8,956,704
PEO Actually Paid Compensation Amount	$ 2,075,757	(31,518,263)	53,324,965
Adjustment To PEO Compensation, Footnote [Text Block]	The following adjustments were made to summary compensation totals to determine the Compensation Actually Paid values to our PEO and the Average Compensation Actually Paid values to our Other NEOs. The Fair Value of Equity Award values were determined using a Black-Scholes option-pricing model. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year.

	2022	2021	2020
Summary Compensation Table Total for PEO	$2,278,951	$1,179,283	$8,956,704
Subtract: Grant Date Fair Value of Equity Awards	$(579,437)	$—	$(6,946,850)
Add: Year-end Fair Value of Equity Awards Granted in the Applicable Fiscal Year that are Outstanding and Unvested	$498,330	$—	$17,328,572
Add (Subtract): Year over Year Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in the Year	$(186,784)	$(31,193,820)	$34,084,824
Add (Subtract): Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	$64,697	$(1,503,726)	$(98,284)
Add: Value of Dividends on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	$—	$—	$—
Compensation Actually Paid to PEO	$2,075,757	$(31,518,263)	$53,324,965

Non-PEO NEO Average Total Compensation Amount	$ 6,477,346	5,653,771	7,398,969
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,788,737	(12,875,003)	44,401,582
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

	2022	2021	2020
Average Summary Compensation Table Total for Other NEOs	$6,477,346	$5,653,771	$7,398,969
Subtract: Grant Date Fair Value of Equity Awards	$(5,608,911)	$(5,122,931)	$(6,125,015)
Add: Year-end Fair Value of Equity Awards Granted in the Applicable Fiscal Year that are Outstanding and Unvested	$5,003,251	$1,559,370	$16,047,959
Add (Subtract): Year over Year Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in the Year	$(121,327)	$(13,778,889)	$33,150,418
Add (Subtract): Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	$38,378	$(1,186,323)	$(6,070,749)
Add: Value of Dividends on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	$—	$—	$—
Average Compensation Actually Paid to Other NEOs	$5,788,737	$(12,875,003)	$44,401,582

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The following chart sets forth the relationship between Compensation Actually Paid ("CAP") to our PEO, the average of Compensation Actually Paid to our other NEOs, and our Cumulative TSR over the three most recently completed fiscal years.
The chart below illustrates the mostly positive correlation between Compensation Actually Paid and the TSR of our Ordinary Shares and of the Nasdaq Biotechnology index over the same period. The TSR amounts in the graph assume the investment of $100 on December 31, 2019 and the reinvestment of any dividends paid. This correlation is to be expected due to the significant value equity awards have as a percentage of our NEOs’ total overall compensation packages. This relationship can be seen for both our PEO and our other NEOs as a group in 2020 and 2021. Our PEO has not received significant equity awards since 2020 (see "Long-Term Incentives - 2020 Performance Awards to CEO and Executive Chairman" on page 47).

Compensation Actually Paid vs. Net Income [Text Block]
Description of Relationship Between PEO and Other NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and our Net Income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Description of Relationship Between PEO and Other NEO Compensation Actually Paid and Net Revenue.
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and our Net Revenue during the three most recently completed fiscal years.

Tabular List [Table Text Block]	Net Revenue TSR Adjusted EBITDA Active Patients Clinical Trial Milestones
Total Shareholder Return Amount	$ 87	89	205
Peer Group Total Shareholder Return Amount	114	126	126
Net Income (Loss)	$ (93,000,000)	$ (58,000,000)	$ 20,000,000
Company Selected Measure Amount	537,840,000	535,031,000.000	494,366,000
PEO Name	Mr. Danziger
Additional 402(v) Disclosure [Text Block]	Cumulative Total Shareholder Return (“TSR”) represents the price appreciation of our Ordinary Shares plus dividends paid (assuming reinvestment) during the measurement period beginning as of market close December 31, 2019 through December 31 of the year noted.Net Income amounts reported here are the net income amounts reflected in the our audited consolidated financial statements for the applicable years.Net Revenue amounts reported here are the net revenue amounts reflected in the our audited consolidated financial statements for the applicable years.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Net Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	TSR
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Active Patients
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Clinical Trial Milestones
PEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (579,437)	$ 0	$ (6,946,850)
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	498,330	0	17,328,572
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(186,784)	(31,193,820)	34,084,824
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	64,697	(1,503,726)	(98,284)
PEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,608,911)	(5,122,931)	(6,125,015)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,003,251	1,559,370	16,047,959
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(121,327)	(13,778,889)	33,150,418
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	38,378	(1,186,323)	(6,070,749)
Non-PEO NEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0